Deposits, Prepayments and Other Current Assets	12 Months Ended
Jun. 30, 2021
Deposits, Prepayments and Other Current Assets
Deposits, Prepayments and Other Current Assets

4.    Deposits, Prepayments and Other Current Assets

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Deposits for office spaces leases	26,351	26,055	4,034
Prepaid rental and property management fee	11,351	16,025	2,481
Prepaid listing fee	3,973	—	—
Other current assets	1,776	9,460	1,464
	43,451	51,540	7,979